Shareholders' Equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) EquityInstruments shares	Dec. 31, 2023 USD ($) EquityInstruments shares
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year | shares	102,104
Number of other equity instruments outstanding in share-based payment arrangement at end of year | shares	111,359	102,104
Restricted Share Units
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	102,104	102,104
Granted	50,438
Settled	(18,340)
Forfeited	(22,843)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	111,359	102,104
Fair value of RSUs granted | $	$ 5.8	$ 0.0
Stock-based compensation expenses | $	4.8	4.1
Capitalised to royalty, stream and working interest | $	0.3	0.2
Total unrecognized non-cash stock-based compensation expense | $	$ 5.3	$ 5.2
Expected to be recognized over weighted average period	1 year 8 months 12 days	1 year 8 months 12 days
Performance based RSU
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	71,051	71,051
Granted	29,694
Settled	(2,639)
Forfeited	(22,086)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	76,020	71,051
Time-based RSU
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	31,053	31,053
Granted	20,744
Settled	(15,701)
Forfeited	(757)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	35,339	31,053